Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements Disclosure [Line Items]
Contingent Value Rights Maximum Aggregate Payment	$ 100,000	$ 100,000
Contingent value rights	22,020	22,020	0
(Gains) losses included in earnings	$ (8,620)	$ (33,420)
Contingent Value Rights
Fair Value Measurements Disclosure [Line Items]
Contingent Value Rights Required Payment Date Change of Control		5 days
Number of consecutive trading days used to calculate VWAP		60 days
Derivative minimum VWAP		$ 43.11